Condensed Consolidated Statements of Cash Flows - USD ($)	1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Global Partner Acquisition Corp II [Member]
Cash flows from operating activities:
Net loss		$ (2,459,000)	$ 914,000		$ 139,000	$ 15,069,000
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Income from cash and investments held in Trust Account		(273,000)	(921,000)		(2,278,000)	(4,600,000)
Change in fair value of warrant liability		641,000	2,020,000			(12,453,000)
Write-off of contingent warrants associated with shares redeemed in 2023			(130,000)		(130,000)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(106,000)	(198,000)		(6,000)	175,000
Accounts payable		(62,000)	(64,000)		(11,000)	(60,000)
Accrued liabilities and other current liabilities		1,778,000	(2,188,000)		1,311,000	343,000
Net cash used in operating activities		(481,000)	(567,000)		(975,000)	(1,526,000)
Cash flows from investing activities:
Cash deposited in Trust Account			(450,000)		(1,800,000)
Cash withdrawn from Trust Account to pay redemptions		23,768,000	265,050,000		265,050,000
Net cash used in investing activities		23,768,000	264,600,000		263,250,000
Cash flows from financing activities:
Redemption of 2,137,134 and 26,068,281 Class A common shares in 2024 and 2023, respectively		(23,768,000)	(265,050,000)		(265,050,000)
Repayment of promissory note – related party			(30,000)		(30,000)	785,000
Proceeds of Extension Promissory Note – related party		461,000	949,000		2,726,000
Net cash provided by financing activities		(23,307,000)	(264,131,000)		(262,354,000)	785,000
Net increase/ (decrease) in cash		(20,000)	(98,000)		(79,000)	(741,000)
Cash at the beginning of the period		22,000	101,000		101,000	842,000
Cash at the end of the period	$ 3,000	2,000	3,000	$ 22,000	22,000	101,000
Supplemental disclosure of non-cash investing and financing activities:
Settlement and release of liabilities			2,961,000		2,961,000
Stardust Power Inc [Member]
Cash flows from operating activities:
Net loss	(245,505)	(1,399,213)		(3,793,585)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock based compensation		59,599		58,536
Change in fair value of investment in equity securities		54,658		(18,556)
Change in fair value of SAFE notes		107,900		212,200
Depreciation expense		185		6
SAFE notes issuance costs				466,302
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(18,805)	(120,172)		(426,497)
Accounts payable	132,455	337,262		310,281
Accrued liabilities and other current liabilities		25,101		208,107
Due to related parties	131,855
Net cash used in operating activities		(934,680)		(2,983,206)
Cash flows from investing activities:
Preacquisition land cost				(100,000)
Investment in equity securities				(200,000)
Purchase of computer and equipment		(3,131)		(1,974)
Net cash used in investing activities		(3,131)		(301,974)
Cash flows from financing activities:
Proceeds from early exercise of stock option awards				14,850
Proceeds from investor for issuance of SAFE notes		200,000		5,000,000
Proceeds from stock issuance, net of repurchases				87
Proceeds from issuance of notes payable to related parties	1,000,000			1,000,000
Payments for SAFE notes issuance costs to related parties				(435,000)
Deferred transaction cost paid		(115,788)		(95,900)
Proceeds from short term loan, net of repayment				72,967
Repayment of notes payable to related parties				(1,000,000)
Repayment of short term loan		(23,824)
Repurchase of unvested shares		(6,003)
Net cash provided by financing activities	1,000,000	54,385		4,557,004
Net increase/ (decrease) in cash	1,000,000	(883,426)		1,271,824
Cash at the beginning of the period		1,271,824
Cash at the end of the period	1,000,000	388,398	$ 1,000,000	1,271,824	$ 1,271,824
Supplemental disclosure for cash flow information:
Interest paid		1,342		7,667
Supplemental disclosure of non-cash investing and financing activities:
Unpaid deferred transaction cost		735,427		909,209
Unpaid SAFE notes issuance costs				31,302
Unpaid amount for repurchase of unvested shares				$ 6,003
Capital contribution in exchange of subscription receivable	90
Unpaid preacquisition capital project cost		$ 423,968